Note 3 - Major Customers and Suppliers	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Major Customers and Suppliers Disclosure [Text Block]
(
3
) MAJOR CUSTOMERS AND SUPPLIERS:

Our revenues are derived primarily from chemical supply and pharmaceutical companies located primarily in the United States. In
2018,
four
major customers accounted for
57%
of total revenues. Accounts receivable balances for these major customers represent
31%
of total accounts receivable at
December 31, 2018.
In
2017,
three
major customers accounted for
59%
of total revenues. Accounts receivable balances for these major customers represent
27%
of total accounts receivable at
December 31, 2017.

Substantially all inventory purchases were from
three
vendors in
2018
and
2017.
These vendors are located primarily outside the United States.

We have
three
sources for our Aquaplex® products. There are multiple sources for our Trappsol
®
products.

For the year ended
December 31, 2018,
the product mix of our revenues consisted of
17%
biopharmaceuticals,
71%
basic natural and chemically modified cyclodextrins, and
12%
cyclodextrin complexes. For the year ended
December 31, 2017,
the product mix of our revenues consisted of
28%
biopharmaceuticals,
71%
basic natural and chemically modified cyclodextrins, and
1%
cyclodextrin complexes.